Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories
Pharmaceuticals	¥ 2,780,000	¥ 1,968,000
Medical consumables	23,340,000	19,175,000
Total current inventories	26,120,000	21,143,000
Cost of inventories recognised as expense	¥ 112,617,000	¥ 106,950,000